Fees Summary	Jul. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 505,230.51
Previously Paid Amount	(0)
Total Fee Amount	78.00
Total Offset Amount
Net Fee	$ 78.00